Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Antidilutive shares excluded from diluted EPS																	0	430,812	0
Amounts attributable to FMC stockholders:
Continuing operations, net of income taxes	$ 110.6		$ 96.3		$ 113.0		$ 126.5		$ 86.5		$ 93.1		$ 116.1		$ 102.0		$ 446.4	$ 397.7	$ 206.1
Discontinued operations, net of income taxes	(8.4)		(6.3)		(8.1)		(7.4)		(8.6)		(6.3)		(8.9)		(8.0)		(30.2)	(31.8)	(33.6)
Net income attributable to FMC stockholders	102.2		90.0		104.9		119.1		77.9		86.8		107.2		94.0		416.2	365.9	172.5
Less: Distributed and undistributed earnings allocable to restricted award holders																	(2.0)	(1.7)	(1.0)
Net income allocable to common stockholders																	$ 414.2	$ 364.2	$ 171.5
Basic earnings per common share attributable to FMC stockholders:
Continuing operations	$ 0.80		$ 0.70		$ 0.82		$ 0.91		$ 0.61		$ 0.65		$ 0.81		$ 0.71		$ 3.23	$ 2.79	$ 1.42
Discontinued operations	$ (0.06)		$ (0.05)		$ (0.06)		$ (0.05)		$ (0.06)		$ (0.04)		$ (0.06)		$ (0.06)		$ (0.22)	$ (0.22)	$ (0.23)
Net income	$ 0.74	[1]	$ 0.65	[1]	$ 0.76	[1]	$ 0.86	[1]	$ 0.55	[1]	$ 0.61	[1]	$ 0.75	[1]	$ 0.65	[1]	$ 3.01	$ 2.57	$ 1.19
Diluted earnings per common share attributable to FMC stockholders:
Continuing operations	$ 0.80		$ 0.70		$ 0.82		$ 0.90		$ 0.61		$ 0.65		$ 0.80		$ 0.71		$ 3.22	$ 2.77	$ 1.41
Discontinued operations	$ (0.06)		$ (0.05)		$ (0.06)		$ (0.05)		$ (0.06)		$ (0.04)		$ (0.06)		$ (0.06)		$ (0.22)	$ (0.22)	$ (0.23)
Net income	$ 0.74	[1]	$ 0.65	[1]	$ 0.76	[1]	$ 0.85	[1]	$ 0.55	[1]	$ 0.61	[1]	$ 0.74	[1]	$ 0.65	[1]	$ 3.00	$ 2.55	$ 1.18
Shares:
Weighted average number of shares of common stock outstanding - Basic	137,600,000		137,400,000		137,200,000		138,300,000		140,400,000		141,900,000		143,200,000		143,000,000		137,701,000	142,056,000	144,420,000
Weighted average additional shares assuming conversion of potential common shares																	1,112,000	1,252,000	1,740,000
Shares – diluted basis	138,600,000		138,400,000		138,300,000		139,500,000		141,400,000		143,100,000		144,400,000		144,200,000		138,813,000	143,308,000	146,160,000

[1]	The sum of quarterly earnings per common share may differ from the full-year amount.